Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Gains and Losses on Derivative Instruments

For the first half ended April 30, 2013 and 2012, the effective portions of gains and losses on derivative instruments in the condensed consolidated statements of operations and the condensed consolidated statements of comprehensive loss were as follows:

	First Half Ended April 30,
	2013	2012
In thousands	Amount		Location
Gain recognized in OCI on derivatives	$721	$14,949	Other comprehensive income
Gain/(loss) reclassified from accumulated OCI into income	$3,806	$(2,174)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$(32)	$(203)	Foreign currency loss
Loss recognized in income on derivatives	$—	$(132)	Foreign currency loss

For the years ended October 31, 2012, 2011, and 2010 the effective portions of gains and losses on derivative instruments in the consolidated statements of operations and the consolidated statements of comprehensive income/(loss) were as follows:

	Year Ended October 31,
In thousands	2012	2011	2010	Location
Gain/(loss) recognized in OCI on derivatives	$17,397	$(18,149)	$15,039	Other comprehensive (loss)/income
Gain/(loss) reclassified from accumulated OCI into income	$929	$(8,513)	$(5,712)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$—	$(1,033)	$—	Interest expense
(Loss)/gain reclassified from accumulated OCI into income	$(1,031)	$137	$(894)	Foreign currency gain
Loss recognized in income on derivatives	$(271)	$—	$(816)	Foreign currency gain

Outstanding Derivative Contracts Entered into Hedge Forecasted Purchases and Future Cash Receipts

As of April 30, 2013, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollars	Inventory	$151,234	May 2013 – Oct 2014	$4,378
British pounds	Accounts receivable	8,840	May 2013 – Oct 2013	242

		$160,074		$4,620

As of October 31, 2012, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollar	Inventory	$262,798	Nov 2012 – Oct 2013	$7,906
British pounds	Accounts receivable	16,857	Nov 2012 – Oct 2013	(410)

		$279,655		$7,496

Fair Values of Assets and Liabilities Measured and Recognized at Fair Value

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying condensed consolidated balance sheets as of the dates indicated:

	Fair Value Measurements Using
In thousands	Level 1	Level 2	Level 3	Fair Value
April 30, 2013
Derivative assets:
Other receivables	$—	$6,480	$—	$6,480
Other assets	—	507	—	507
Derivative liabilities:
Accrued liabilities	—	(2,367)	—	(2,367)
Other long-term liabilities	—	—	—	—

Total fair value	$—	$4,620	$—	$4,620

October 31, 2012
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying consolidated balance sheet:

	Fair Value Measurements Using			Assets (Liabilities) at Fair Value
In thousands	Level 1	Level 2	Level 3
	October 31, 2012:
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

	October 31, 2011:
Derivative assets:
Other receivables	$—	$1,031	$—	$1,031
Other assets	—	1,610	—	1,610
Derivative liabilities:
Accrued liabilities	—	(12,297)	—	(12,297)
Other long-term liabilities	—	(688)	—	(688)

Total fair value	$—	$(10,344)	$—	$(10,344)